John Hancock
Financial Industries Fund
Quarterly portfolio holdings 1/31/20

Fund’s investments
As of 1-31-20 (unaudited)
	Shares	Value
Common stocks 98.2%		$686,105,730
(Cost $472,584,132)
Financials 80.7%		563,907,033
Banks 42.1%
1st Source Corp.	92,325	4,356,817
American Business Bank (A)	105,887	3,796,049
American River Bankshares	50,138	725,497
Ameris Bancorp	173,843	6,986,750
Atlantic Union Bankshares Corp.	206,006	6,940,342
Bank of America Corp.	703,127	23,083,659
Bank of Marin Bancorp	109,435	4,821,706
Baycom Corp. (A)	97,907	2,198,991
BOK Financial Corp. (B)	111,901	8,828,989
Business First Bancshares, Inc.	54,078	1,340,053
California Bancorp, Inc. (A)	39,442	816,449
California Bancorp, Inc., PIPE (A)	20,537	414,488
Cambridge Bancorp	30,083	2,171,391
Citigroup, Inc.	322,451	23,993,579
Citizens Financial Group, Inc.	496,770	18,519,586
Coastal Financial Corp. (A)	120,130	2,138,314
Columbia Banking System, Inc. (B)	80,398	3,111,403
Evans Bancorp, Inc.	69,316	2,706,097
First Horizon National Corp.	692,196	11,075,136
First Merchants Corp.	187,498	7,453,046
Flushing Financial Corp.	43,028	854,966
German American Bancorp, Inc.	69,018	2,359,725
Glacier Bancorp, Inc. (B)	107,821	4,568,376
HBT Financial, Inc. (A)	134,151	2,593,139
Heritage Commerce Corp.	227,494	2,638,930
Heritage Financial Corp.	93,310	2,405,532
JPMorgan Chase & Co.	196,857	26,055,990
KeyCorp	565,319	10,577,118
Level One Bancorp, Inc.	66,691	1,657,938
Live Oak Bancshares, Inc.	59,631	1,042,350
M&T Bank Corp.	63,404	10,684,842
Metrocity Bankshares, Inc.	63,620	1,022,373
Nicolet Bankshares, Inc. (A)	54,432	3,845,621
Pacific Premier Bancorp, Inc.	121,489	3,620,372
PacWest Bancorp	201,343	7,057,072
Pinnacle Financial Partners, Inc.	138,298	8,167,880
Red River Bancshares, Inc. (A)	5,510	291,755
Southern First Bancshares, Inc. (A)	45,587	1,780,172
Stock Yards Bancorp, Inc.	127,868	4,953,606
SVB Financial Group (A)(B)	48,226	11,590,155
TCF Financial Corp.	133,207	5,631,992
The First Bancshares, Inc.	60,906	2,096,385
TriCo Bancshares	193,374	7,038,814
U.S. Bancorp	202,994	10,803,341
Western Alliance Bancorp (B)	264,206	14,592,097
Zions Bancorp NA (B)	227,466	10,347,428
Capital markets 9.3%
Ares Management Corp., Class A	385,133	13,887,896
Close Brothers Group PLC	402,833	7,520,149
2	JOHN HANCOCK FINANCIAL INDUSTRIES FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Shares	Value
Financials (continued)
Capital markets (continued)
KKR & Company, Inc., Class A	469,468	$14,976,029
The Blackstone Group, Inc., Class A	233,607	14,266,379
Tradeweb Markets, Inc., Class A	306,904	14,172,827
Consumer finance 3.7%
American Express Company	117,804	15,299,205
Discover Financial Services	143,275	10,764,251
Diversified financial services 6.6%
Berkshire Hathaway, Inc., Class B (A)	57,993	13,015,369
Equitable Holdings, Inc.	564,906	13,569,042
Eurazeo SE	69,304	4,959,969
Voya Financial, Inc.	244,499	14,603,925
Insurance 17.7%
Aon PLC	95,166	20,960,312
Arch Capital Group, Ltd. (A)	90,661	4,003,590
Argo Group International Holdings, Ltd.	71,809	4,710,670
Arthur J. Gallagher & Company	143,837	14,753,361
Assured Guaranty, Ltd.	265,837	12,185,968
Axis Capital Holdings, Ltd.	46,211	2,969,057
Cincinnati Financial Corp.	103,624	10,875,339
Kinsale Capital Group, Inc.	133,216	15,215,932
Palomar Holdings, Inc. (A)	209,723	11,209,694
The Hanover Insurance Group, Inc.	100,716	13,957,223
The Hartford Financial Services Group, Inc.	44,047	2,611,106
Willis Towers Watson PLC	49,802	10,522,665
Thrifts and mortgage finance 1.3%
OP Bancorp	163,571	1,634,074
Provident Financial Services, Inc.	109,839	2,505,428
United Community Financial Corp.	457,572	5,001,262
Information technology 10.1%		70,810,294
IT services 10.1%
Adyen NV (A)(B)(C)	15,804	14,522,405
EVERTEC, Inc.	161,998	5,438,273
Fiserv, Inc. (A)	69,192	8,206,863
Global Payments, Inc.	25,469	4,977,916
Visa, Inc., Class A	118,204	23,519,050
WEX, Inc. (A)	65,212	14,145,787
Real estate 7.4%		51,388,403
Equity real estate investment trusts 6.6%
Lexington Realty Trust	492,624	5,453,348
Monmouth Real Estate Investment Corp.	273,868	4,006,689
Nippon Prologis REIT, Inc.	2,235	6,425,055
Plymouth Industrial REIT, Inc.	175,027	3,223,997
Prologis, Inc.	166,828	15,494,985
Rexford Industrial Realty, Inc.	139,583	6,726,505
Simon Property Group, Inc.	35,566	4,735,613
Real estate management and development 0.8%
VGP NV	47,305	5,322,211

SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK FINANCIAL INDUSTRIES FUND	3

	Rate (%)	Maturity date	Par value^	Value
Convertible bonds 0.6%				$4,110,400
(Cost $3,670,000)
Financials 0.6%				4,110,400
Insurance 0.6%
AXA SA (C)	7.250	05-15-21	3,670,000	4,110,400

	Yield* (%)	Maturity date	Par value^	Value
Short-term investments 0.7%				$4,727,858
(Cost $4,727,269)
U.S. Government Agency 0.1%				317,000
Federal Home Loan Bank Discount Note	1.550	02-03-20	317,000	317,000

	Yield (%)	Shares	Value
Short-term funds 0.6%			4,113,858
John Hancock Collateral Trust (D)	1.6984(E)	411,065	4,113,858

	Par value^	Value
Repurchase agreement 0.0%		297,000

Barclays Tri-Party Repurchase Agreement dated 1-31-20 at 1.570% to be repurchased at $297,039 on 2-3-20, collateralized by $288,700 U.S. Treasury Notes, 2.625% due 12-31-23 (valued at $303,082)	297,000	297,000

Total investments (Cost $480,981,401) 99.5%	$694,943,988
Other assets and liabilities, net 0.5%	3,502,880
Total net assets 100.0%	$698,446,868

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Security Abbreviations and Legend
PIPE	Private Investment in Public Equity
(A)	Non-income producing security.
(B)	All or a portion of this security is on loan as of 1-31-20. The value of securities on loan amounted to $4,017,711.
(C)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(D)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
(E)	The rate shown is the annualized seven-day yield as of 1-31-20.
*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.
The fund had the following country composition as a percentage of net assets on 1-31-20:
United States	85.1%
United Kingdom	5.6%
Bermuda	3.4%
Netherlands	2.1%
France	1.3%
Other countries	2.5%
TOTAL	100.0%
4	JOHN HANCOCK FINANCIAL INDUSTRIES FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

DERIVATIVES
FORWARD FOREIGN CURRENCY CONTRACTS
Contract to buy		Contract to sell		Counterparty (OTC)	Contractual settlement date	Unrealized appreciation	Unrealized depreciation
EUR	3,840,000	USD	4,267,064	RBC	2/12/2020	—	$(6,247)
GBP	810,000	USD	1,041,368	MSCS	2/12/2020	$28,460	—
GBP	170,000	USD	223,760	SSB	2/12/2020	772	—
JPY	34,400,000	USD	317,840	CITI	2/12/2020	—	(235)
JPY	89,360,000	USD	819,430	SSB	2/12/2020	5,614	—
NOK	3,000,000	USD	331,539	GSI	2/12/2020	—	(5,367)
NOK	3,280,000	USD	359,200	JPM	2/12/2020	—	(2,586)
NOK	26,260,000	USD	2,869,920	MSCS	2/12/2020	—	(14,830)
NOK	22,400,000	USD	2,444,740	SSB	2/12/2020	—	(9,325)
NOK	9,560,000	USD	1,041,127	TD	2/12/2020	—	(1,726)
USD	787,974	EUR	700,000	CITI	2/12/2020	11,262	—
USD	1,665,633	EUR	1,500,000	JPM	2/12/2020	1,252	—
USD	25,245,642	EUR	22,623,773	RBC	2/12/2020	142,584	—
USD	1,478,020	EUR	1,340,000	TD	2/12/2020	—	(8,827)
USD	6,497,712	GBP	5,220,000	CITI	2/12/2020	—	(396,735)
USD	448,655	GBP	350,000	GSI	2/12/2020	—	(13,616)
USD	363,466	GBP	290,000	JPM	2/12/2020	—	(19,559)
USD	721,033	GBP	570,000	MSCS	2/12/2020	—	(31,809)
USD	510,090	GBP	380,000	RBC	2/12/2020	8,196	—
USD	920,267	JPY	99,840,000	MSCS	2/12/2020	—	(1,537)
USD	286,114	JPY	31,070,000	RBC	2/12/2020	—	(749)
USD	6,491,575	JPY	686,600,000	SSB	2/12/2020	152,323	—
USD	165,335	NOK	1,520,000	GSI	2/12/2020	75	—
USD	6,205,602	NOK	55,830,000	MSCS	2/12/2020	135,547	—
USD	792,412	NOK	7,150,000	SSB	2/12/2020	15,036	—
						$501,121	$(513,148)

Derivatives Currency Abbreviations
EUR	Euro
GBP	Pound Sterling
JPY	Japanese Yen
NOK	Norwegian Krone
USD	U.S. Dollar

Derivatives Abbreviations
CITI	Citibank, N.A.
GSI	Goldman Sachs International
JPM	JPMorgan Chase Bank, N.A.
MSCS	Morgan Stanley Capital Services LLC
OTC	Over-the-counter
RBC	Royal Bank of Canada
SSB	State Street Bank and Trust Company
TD	The Toronto-Dominion Bank
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK FINANCIAL INDUSTRIES FUND	5

Notes to Fund's investments (unaudited)
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the fund's Valuation Policies and Procedures.
In order to value the securities, the fund uses the following valuation techniques: Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds, including John Hancock Collateral Trust (JHCT), are valued at their respective NAVs each business day. Debt obligations are typically valued based on the evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing, which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Forward foreign currency contracts are valued at the prevailing forward rates which are based on foreign currency exchange spot rates and forward points supplied by an independent pricing vendor. Foreign securities and currencies are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.
In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the scheduled daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the fund's Pricing Committee, following procedures established by the Board of Trustees. The fund uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.
The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the fund's investments as of January 31, 2020, by major security category or type:
	Total value at 1-31-20	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs

Investments in securities:
Assets
Common stocks
Financials
Banks	$293,756,311	$293,341,823	$414,488	—
Capital markets	64,823,280	57,303,131	7,520,149	—
Consumer finance	26,063,456	26,063,456	—	—
Diversified financial services	46,148,305	41,188,336	4,959,969	—
Insurance	123,974,917	123,974,917	—	—
Thrifts and mortgage finance	9,140,764	9,140,764	—	—
Information technology
IT services	70,810,294	56,287,889	14,522,405	—
Real estate
Equity real estate investment trusts	46,066,192	39,641,137	6,425,055	—
Real estate management and development	5,322,211	—	5,322,211	—
6	|

	Total value at 1-31-20	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
(continued)
Convertible bonds	$4,110,400	—	$4,110,400	—
Short-term investments	4,727,858	$4,113,858	614,000	—
Total investments in securities	$694,943,988	$651,055,311	$43,888,677	—
Derivatives:
Assets
Forward foreign currency contracts	$501,121	—	$501,121	—
Liabilities
Forward foreign currency contracts	(513,148)	—	(513,148)	—
Investment in affiliated underlying funds. The fund may invest in affiliated underlying funds that are managed by the Advisor and its affiliates. Information regarding the fund's fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the fund, if any, is as follows:
							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
John Hancock Collateral Trust	411,065	$13,505,592	$34,971,098	$(44,362,418)	$214	$(628)	$4,556	—	$4,113,858
For additional information on the fund's significant accounting policies and risks, please refer to the fund's most recent semiannual or annual shareholder report and prospectus.
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